Related Parties Transactions	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Related Parties Transactions	Related Parties Transactions
Related Party Subleases
During 2019, the Group executed a sublease agreement with a related party, Gelesis. During 2023, the sublease receivable was written down to $0 as Gelesis ceased operations and filed for bankruptcy.
The Group recorded $0, and $16 of interest income with respect to the sublease during the six months ended June 30, 2024, and 2023, respectively, which is presented within finance income in the Condensed Consolidated Statement of Comprehensive Income/(Loss).
Key Management Personnel Compensation
Key management includes executive directors and members of the executive management team of the Group (not including non-executive directors). The key management personnel compensation of the Group was as follows for the six months ended June 30:

	2024 $	2023 $
For the six months ended June 30
Short-term employee benefits	1,872	2,230
Post-employment benefits	44	38
Termination Benefits	140	187
Share-based payment expense	314	(518)
Total	2,370	1,937
Short-term employee benefits include salaries, health care and other non-cash benefits. Post-employment benefits include 401K contributions from the Group. Termination benefits include severance pay. Share-based payments are generally subject to vesting terms over future periods. See Note 7. Share-based Payments. As of June 30, 2024, the payable due to the key management employees was $909.
In addition the Group paid remuneration to non-executive directors in the amounts of $245, and $213 for the six months ended June 30, 2024, and 2023, respectively. Also, the Group incurred $147, and $216, of stock based compensation expense for such non-executive directors for the six months ended June 30, 2024, and 2023, respectively.
During the six months ended June 30, 2024 and 2023, the Group incurred $5, and $0, respectively, of expenses paid to related parties.
Convertible Notes Issued to Directors
Certain related parties of the Group have invested in convertible notes issued by the Group’s subsidiaries. As of June 30, 2024 and December 31, 2023, the outstanding related party notes payable totaled $107 and $104, respectively, including principal and interest. The notes issued to related parties bear interest rates, maturity dates, discounts and other contractual terms that are the same as those issued to outside investors during the same issuances.
Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards
The Directors and senior managers hold beneficial interests in shares in the following businesses and sourcing companies as of June 30, 2024:

	Business name (share class)	Number of shares held as of June 30, 2024	Number of options held as of June 30, 2024	Number of RSUs held as of June 30, 2024	Ownership interest¹
Directors:
Dr Robert Langer	Entrega (Common)	250,000	82,500	—	4.09%
Dr Raju Kucherlapati	Enlight (Class B Common)	—	30,000	—	3.00%
Dr John LaMattina[2]	Vedanta Biosciences (Common)	25,000	15,000	—	0.25%
	Akili (Common)	56,554	—	—	0.07%
Senior Managers:
Dr Eric Elenko	Seaport Therapeutics	950,000	—	—	1.11%
1    Ownership interests as of June 30, 2024 are calculated on a diluted basis, including issued and outstanding shares, warrants and options (and written commitments to issue options) but excluding unallocated shares authorized to be issued pursuant to equity incentive plans and any shares issuable upon conversion of outstanding convertible promissory notes.
2    Dr John LaMattina holds convertible notes issued by Appeering in the aggregate principal amount of $50,000. Share holdings in Akili were sold in July 2024 as a result of the acquisition of Akili by Virtual Therapeutics.

Directors and senior managers hold 10,295,371 ordinary shares and 4.3 percent voting rights of the Group as of June 30, 2024. This amount excludes options to purchase 1,996,875 ordinary shares. This amount also excludes 4,287,561 shares, which are issuable based on the terms of performance based RSU awards granted to certain senior managers covering the financial years 2024, 2023 and 2022, and 355,212 shares, which are issuable to directors immediately prior to the Group's 2025 Annual General Meeting of Stockholders, based on the terms of the RSU awards granted to non-executive directors in 2024. Such shares will be issued to such senior managers and non-executive directors in future periods provided that performance and/or service conditions are met, and certain of the shares will be withheld for payment of customary withholding taxes.
Other
See Note 6. Investment in Notes from Associates for details on the notes issued by Gelesis and Vedanta to the Group.
As of June 30, 2024, the Group has a receivable from Sonde and Vedanta in the amount of $930.
See Note 5. Investments in Associates for details on the execution and termination of the Merger Agreement with Gelesis.